PREFERRED STOCK (Details Narrative) - USD ($)							3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 04, 2021	Dec. 11, 2020	Oct. 26, 2020	May 21, 2020	Oct. 29, 2019	Mar. 26, 2019	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 22, 2020
Class of Stock [Line Items]
Preferred stock, shares authorized								3,010,000		3,010,000	3,010,000	14,010,000
Preferred stock par value								$ 0.001		$ 0.001	$ 0.001	$ 0.001
Reverse stock split, description						the Company effected a reverse stock split of its shares of common stock on a four thousand (4,000) old for one (1) new basis.
Issuance of reverse stock split shares of common stock						4,000
Preferred stock, voting rights					the Company re-designated its Series A Preferred Stock. The Series A Preferred Stock shall be entitled to vote with the holders of the Company’s Common Stock as a class at the rate of 665 common stock votes per share of Series A Preferred Stock.
Number of share issued for services, value								$ 565,250	$ 746,399
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								3,000,000			3,000,000
Preferred stock par value								$ 0.001			$ 0.001
Number of common shares issued for debt conversion			100
Debt conversion amount			$ 1,340,000
Number of share issued for services					200,376
Number of share issued for services, value					$ 200
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								10,000			10,000
Preferred stock par value								$ 0.001			$ 0.001
Conversion of convertible preferred stock into common stock								100,000			100,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Number of common shares issued for debt conversion	87		100	136			100			132
Debt conversion amount			$ 1,340,000	$ 767,040						$ 4,872,732
Conversion of stock shares issued		4
Number of share issued for services	16
Number of share issued for services, value	$ 849,600
Series B Preferred Stock [Member] | Warrant [Member]
Class of Stock [Line Items]
Number of common shares issued for debt conversion							1,000,000
Series B Preferred Stock [Member] | Related Parties [Member]
Class of Stock [Line Items]
Number of common shares issued for debt conversion				122
Series B Preferred Stock [Member] | Former Director [Member]
Class of Stock [Line Items]
Number of common shares issued for debt conversion				2